Segment reporting - Additional Information (Details) - segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Number of operating segments	2
Tankers
Disclosure of operating segments [line items]
Contract duration of project (less than)	2 years
Two clients | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue		10.00%
One client | Tankers
Disclosure of operating segments [line items]
Percentage of entity's revenue	10.00%		11.00%